SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ---------------------

Check here if Amendment (     ) ;   Amendment Number:
                                                     ----------------
This Amendment (Check only one.) :        (     )    is a restatement.
                                          (     )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        European Investors Inc.
             -----------------------------------------------
Address:     640 Fifth Avenue
             -----------------------------------------------
             8th Floor
             -----------------------------------------------
             New York, NY  10019
             -----------------------------------------------


Form 13F File Number: 28-03872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Meagher
       ------------------------------------------------------------------------
Title: Compliance Officer
       ------------------------------------------------------------------------
Phone: 212-735-9500
       ------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT. (Check here is all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              1
                                                ----------------------

Form 13F Information Table Entry Total:         131
                                                ----------------------
Form 13F Information Table Value Total:         $1,513,874
                                                ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

E.I.I. Realty Securities Inc.


FORM 13F Report for Quarter Ended September 30, 2011

Name of Reporting Manager:  European Investors Inc.
13F File No.: 28-03872

European Investors Inc.



  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE         COM              015271109     4469    72800 SH       SOLE                    57400             15400
AMDOCS LTD                     COM              G02602103      323    11900 SH       SOLE                    11900
AMER GREETINGS CORP CL A       COM              026375105      426    23000 SH       SOLE                    23000
AMERICAN CAMPUS COMMUNITIES    COM              024835100    64481  1732900 SH       SOLE                  1686900             19800
ANNALY MTG MGMT INC.           COM              035710409      166    10000 SH       SOLE                    10000
ASPEN INS HLDGS LTD SHS        COM              G05384105      334    14500 SH       SOLE                    14500
AVALONBAY COMM INC             COM              053484101    48859   428400 SH       SOLE                   400600             14300
BABCOCK & WILCOX CO COM        COM              05615F102      252    12900 SH       SOLE                    12900
BIOMED REALTY TRUST INC        COM              09063H107     1038    62646 SH       SOLE                    45800             16846
BMC SOFTWARE INC COM           COM              055921100      467    12100 SH       SOLE                    12100
BOSTON PPTYS INC               COM              101121101   131389  1474629 SH       SOLE                  1434629             18500
BRANDYWINE RLTY TR             COM              105368203      984   122800 SH       SOLE                   122800
BRE PPTY INC CL A              COM              05564E106     3188    75300 SH       SOLE                    65000             10300
BRINKS CO COM                  COM              109696104      429    18400 SH       SOLE                    18400
BROOKFIELD PPTYS CORP COM      COM              112900105     1775   128900 SH       SOLE                   113700             15200
CAMDEN PPTY TR                 COM              133131102     1558    28200 SH       SOLE                    28200
CARTER INC COM                 COM              146229109      425    13900 SH       SOLE                    13900
CBL & ASSOC PPTYS INC          COM              124830100     1100    96800 SH       SOLE                    72200             24600
CHEMED CORP NEW COM            COM              16359R103      489     8900 SH       SOLE                     8900
COMMONWEALTH REIT FRACTIONAL R COM              CAD233107        0    33099 SH       SOLE                                      33099
CORE MARK HLDG CO INC COM      COM              218681104      388    12700 SH       SOLE                    12700
CSG SYS INTL INC COM           COM              126349109      435    34400 SH       SOLE                    34400
DCT INDUSTRIAL TRUST INC       COM              233153105      611   139100 SH       SOLE                   139100
DDR CORP                       COM              23317H102    32622  2992800 SH       SOLE                  2911700             35000
DOUGLAS EMMETT INC             COM              25960P109    37438  2189329 SH       SOLE                  2126559             30270
DRESSER RAND GROUP INC         COM              261608103      296     7300 SH       SOLE                     7300
DST SYSTEMS INC                COM              233326107      487    11100 SH       SOLE                    11100
EASTGROUP PROPERTY INC         COM              277276101      748    19600 SH       SOLE                    19600
EMCOR GROUP INC COM            COM              29084Q100      279    13700 SH       SOLE                    13700
ENERGYSOLUTIONS INC COM        COM              292756202      433   122700 SH       SOLE                   122700
ENTEGRIS INC COM               COM              29362U104      149    23300 SH       SOLE                    23300
ENTERTAINMENT PPTYS TR COM SH  COM              29380t105     3196    82000 SH       SOLE                    63500             18500
EQUAL ENERGY LTD COM           COM              29390Q109      261    60000 SH       SOLE                    60000
EQUITY ONE INC                 COM              294752100      254    16000 SH       SOLE                                      16000
EQUITY RESIDENTIAL SH BEN INT  COM              29476L107     3714    71600 SH       SOLE                    59200             12400
ESSEX PPTY TR INC COM          COM              297178105   119686   997055 SH       SOLE                   971755              9400
FEDERAL REALTY INVT TR         COM              313747206    67840   823200 SH       SOLE                   802400              8100
GOVERNMENT PROPERTIES INCOME   COM              38376A103      370    17200 SH       SOLE                                      17200
HAWAIIAN TELCOM HOLDCO COM     COM              420031106      262    18800 SH       SOLE                    18800
HCP INC                        COM              40414L109    61621  1757591 SH       SOLE                  1739091             18500
HEALTH CARE REIT INC COM       COM              42217k106    47366  1012100 SH       SOLE                  1003400              8700
HEALTH NET INC COM             COM              42222G108      574    24200 SH       SOLE                    24200
HOSPITALITY PPTYS TR COM SH BE COM              44106m102      652    30700 SH       SOLE                    30700
HOST HOTELS & RESORTS INC      COM              44107p104    41722  3813755 SH       SOLE                  3702442             55380
IDT CORP CL B NEW              COM              448947507      441    21600 SH       SOLE                    21600
ITT INDS INC IND COM           COM              450911102      454    10800 SH       SOLE                    10800
KIMCO RLTY CORP                COM              49446R109     2901   193000 SH       SOLE                   153900             39100
LASALLE HOTEL PROPERTY         COM              517942108      948    49400 SH       SOLE                    49400
LIBERTY PPTY TR                COM              531172104      897    30800 SH       SOLE                    30800
MACERICH CO                    COM              554382101     4958   116300 SH       SOLE                    91600             24700
MACK-CALI REALTY CORP          COM              554489104     1054    39400 SH       SOLE                    39400
MCDERMOTT INTL INC COM         COM              580037109      238    22100 SH       SOLE                    22100
MF GLOBAL HLDGS LTD COM        COM              55277J108      281    68000 SH       SOLE                    68000
MYRIAD GENETICS INC COM        COM              62855J104      534    28500 SH       SOLE                    28500
NATIONAL RETAIL PPTYS COM      COM              637417106      449    16700 SH       SOLE                     8700              8000
NORDION INC COM                COM              65563C105      509    57700 SH       SOLE                    57700
NORTHWEST BANCSHARES I COM     COM              667340103      543    45600 SH       SOLE                    45600
NUANCE COMMUNICATIONS INC      COM              67020Y100      411    20200 SH       SOLE                    20200
PALL CORP COM                  COM              696429307      360     8500 SH       SOLE                     8500
PHARMACEUTICAL PROD COM        COM              717124101      482    18800 SH       SOLE                    18800
PROLOGIS INC                   COM              74340W103   108016  4454259 SH       SOLE                  4321071             65502
PS BUSINESS PKS INC CA COM     COM              69360j107     1868    37700 SH       SOLE                    32100              5600
PUBLIC STORAGE                 COM              74460D109   106993   960869 SH       SOLE                   930945             13224
RAMCO GERSHENSON PROPERTIES    COM              751452202      767    93500 SH       SOLE                    69100             24400
REALTY INCOME CORPORATION      COM              756109104      571    17700 SH       SOLE                     7100             10600
REGENCY CTRS CORP COM          COM              758849103      717    20300 SH       SOLE                    20300
REGIS CORP                     COM              758932107      326    23150 SH       SOLE                    23150
REINSURANCE GROUP AMER COM NEW COM              759351604      446     9700 SH       SOLE                     9700
SENIOR HSG PPTYS TR SH BEN INT COM              81721m109     1109    51500 SH       SOLE                    51500
SENSIENT TECH CORP COM         COM              81725T100      348    10700 SH       SOLE                    10700
SIMON PROPERTY GRP INC         COM              828806109   207522  1886908 SH       SOLE                  1833183             24669
SKYWORKS SOLUTIONS INC COM     COM              83088M102      302    16800 SH       SOLE                    16800
SL GREEN REALTY                COM              78440X101    40077   689200 SH       SOLE                   667200             11500
SOVRAN SELF STORAGE INC        COM              84610H108     2457    66100 SH       SOLE                    54400             11700
STARWOOD HOTELS & RESORTS      COM              85590A401    54655  1407900 SH       SOLE                  1374200             13700
STEINWAY MUSIC INSTRS COM      COM              858495104      261    12100 SH       SOLE                    12100
STRATEGIC HOTELS & RESORTS INC COM              86272T106      787   182600 SH       SOLE                   131000             51600
SUNOCO INC COM                 COM              86764P109      419    13500 SH       SOLE                    13500
TAUBMAN CTRS INC               COM              876664103    50531  1004400 SH       SOLE                   976200             13100
TELEPHONE AND DATA-SPECIAL SHS COM              879433860      467    23600 SH       SOLE                    23600
TOWERS WATSON & CO CL A        COM              891894107      266     4450 SH       SOLE                     4450
UDR INC COM                    COM              902653104    58382  2636951 SH       SOLE                  2559051             37900
URSTADT BIDDLE PROPERTIES      COM              917286205     2025   126800 SH       SOLE                   105300             21500
VENTAS INC COM                 COM              92276f100    78059  1580136 SH       SOLE                  1565536             14600
VISTEON CORP COM NEW           COM              92839U206      426     9900 SH       SOLE                     9900
VORNADO RLTY TR                COM              929042109    69628   933100 SH       SOLE                   902433             13903
WEINGARTEN REALTY INVS         COM              948741103     2951   139400 SH       SOLE                   114200             25200
WILLIS GROUP HOLDINGS SHS      COM              G96666105      382    11100 SH       SOLE                    11100
ALEXANDRIA REAL EST EQ PFD CON PRD              015271505      776    32000 SH       SOLE                    32000
HEALTH CARE REIT PFD I 6.5%    PRD              42217K601      329     7100 SH       SOLE                     7100
RAMCO-GERSHENSON PFD D 7.25%   PRD              751452608      381    10000 SH       SOLE                    10000
ALEXANDRIA REAL EST EQ PFD C 8                  015271406       77     3000 SH       SOLE                     3000
APARTMENT INVT & MGMT PFD T 8%                  03748R838      295    11700 SH       SOLE                    11700
APARTMENT INVT & MGMT PFD U 7.                  03748R820      250    10000 SH       SOLE                    10000
BANK OF AMERICA PFD H 8.2%                      060505765      440    20000 SH       SOLE                    20000
BRE PROPERTIES INC PFD D 6.75%                  05564E601      686    27212 SH       SOLE                    27212
CBL & ASSOC PPTYS INC PFD 1/10                  124830605      757    32800 SH       SOLE                    32800
COMMONWEALTH REIT PFD C 7.125%                  203233309      480    20200 SH       SOLE                    20200
COUSINS PPTYS INC 7.75% PFD A                   222795304      617    25000 SH       SOLE                    25000
DDR CORP PFD H 7.375%                           23317H508      235    10000 SH       SOLE                    10000
DIGITAL RLTY TR PFD E 7%                        253868707      549    22000 SH       SOLE                    22000
DUKE REALTY CORP PFD K 6.5%                     264411760      740    30500 SH       SOLE                    30500
DUPONT FABROS PFD A 7.875%                      26613Q205      511    20000 SH       SOLE                    20000
ENTERTAINMENT PPTYS TR PFD D 7                  29380T501      652    27000 SH       SOLE                    27000
EQUITY RESIDENTIAL PFD 1/10 SE                  29476L784      668    26700 SH       SOLE                    26700
FIRST IND REALTY PFD J 7.25%                    32054K798      565    25700 SH       SOLE                    25700
HCP INC PFD E 7.25%                             40414L307      741    29400 SH       SOLE                    29400
HEALTH CARE REIT PFD F 7.625%                   42217K403      698    27300 SH       SOLE                    27300
HUDSON PACIFIC PROPERTIES PFD                   444097208      792    30000 SH       SOLE                    30000
KILROY REALTY PFD F 7.50%                       49427F504      150     6000 SH       SOLE                     6000
KIMCO REALTY CORP PFD 1/10 F 6                  49446r869      793    31600 SH       SOLE                    31600
KIMCO REALTY CORP PFD G 7.75%                   49446R844      158     6158 SH       SOLE                     6158
LASALLE HOTEL PPTYS PFD D 7.5%                  517942405      631    26400 SH       SOLE                    26400
PEBBLEBROOK HOTEL TRUST PFD A                   70509V209      711    28721 SH       SOLE                    28721
POST PROPERTIES INC PFD A 8.5%                  737464206      688    12200 SH       SOLE                    12200
PROLOGIS INC 6.75% PFD M                        74340W608      958    40300 SH       SOLE                    40300
PROLOGIS INC 6.75% PFD R                        74340W301      368    15600 SH       SOLE                    15600
PROLOGIS INC 6.75% PFD S                        74340W400      564    24500 SH       SOLE                    24500
PS BUSINESS PARKS INC 7% PFD H                  69360J875     1037    41500 SH       SOLE                    41500
PUBLIC STORAGE PFD C 6.60%                      74460D448      139     5500 SH       SOLE                     5500
PUBLIC STORAGE PFD E 6.75%                      74460D398      640    25300 SH       SOLE                    25300
REALTY INCOME CORPORATION 6.75                  756109708      627    24700 SH       SOLE                    24700
REGENCY CENTERS PFD D 7.25%                     758849509      389    15500 SH       SOLE                    15500
REGENCY CENTERS PFD E 6.7%                      758849608      555    22200 SH       SOLE                    22200
SAUL CENTERS INC 9.00% PFD B                    804395408      670    25000 SH       SOLE                    25000
SL GREEN REALTY 7.625% PFD C                    78440X309      583    23700 SH       SOLE                    23700
UDR INC PFD G 6.75%                             902653401      780    30875 SH       SOLE                    30875
VORNADO REALTY TRUST PFD H 6.7                  929042885      708    28600 SH       SOLE                    28600
WEINGARTEN RLTY INVS PFD 1/30                   948741509      224     9000 SH       SOLE                     9000
WEINGARTEN RLTY INVS PFD F 6.5                  948741889      707    29600 SH       SOLE                    29600
JANUS INVT FD GLOBAL SEL FD T                   471023648      295 32232.6960SH      SOLE               32232.6960
LAZARD FDS INC EMERG MKT                        52106N764      486 27771.2560SH      SOLE               27771.2560